Intangible Assets	9 Months Ended
Sep. 30, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Note 5 – Intangible Assets

Intangible assets, net, consisted of the following at September 30, 2023:

Balance June 30, 2023	$1,233,570
Dossier fee additions	13,905
Balance at September 30, 2023	1,247,475
Less accumulated amortization	(31,268)
Finite-lived intangible assets, net, at September 30, 2023	$1,216,207

Balance December 31, 2022	$776,856
Dossier fee additions	470,619
Balance at September 30, 2023	1,247,475
Less accumulated amortization	(31,268)
Finite-lived intangible assets, net, at September 30, 2023	$1,216,207

Amortization expense for the three months period ended September 30, 2023, and the nine months period ended September 30, 2023, amounted to $10,797 and $26,746, respectively.

As of September 30, 2023, estimated amortization expense of the Company’s intangible assets for each of the next five years is as follows:

2024	$55,418
2025	55,418
2026	54,240
2027	15,599
2028	7,370